Schedule of f inancial instruments carried at fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014
Total Financial Instruments	€ 4,377	€ 2,092
Less current portion	(172)	0
Total long-term portion	4,205	2,092
Placement Agent Warrants [Member]
Total Financial Instruments	172	148
Investor warrants [Member]
Total Financial Instruments	€ 4,205	€ 1,943